Expense Example {- Fidelity Advisor® Semiconductors Fund} - 07.31 Fidelity Advisor Focus Funds AMCIZ Combo PRO-33 - Fidelity Advisor® Semiconductors Fund	Sep. 29, 2022 USD ($)
Fidelity Advisor Semiconductors Fund-Class A
Expense Example:
1 year	$ 672
3 years	878
5 years	1,101
10 years	1,740
Fidelity Advisor Semiconductors Fund-Class M
Expense Example:
1 year	474
3 years	736
5 years	1,017
10 years	1,819
Fidelity Advisor Semiconductors Fund-Class C
Expense Example:
1 year	279
3 years	554
5 years	954
10 years	1,875
Fidelity Advisor Semiconductors Fund - Class I
Expense Example:
1 year	77
3 years	240
5 years	417
10 years	930
Class Z
Expense Example:
1 year	63
3 years	199
5 years	346
10 years	$ 774